Fundamental Investors®
Investment portfolio
September 30, 2022
unaudited
Common stocks 93.61% Information technology 18.98%	Shares	Value (000)
Microsoft Corp.	19,476,013	$4,535,963
Broadcom, Inc.	8,140,136	3,614,302
Apple, Inc.	6,868,666	949,250
Applied Materials, Inc.	8,786,447	719,874
TE Connectivity, Ltd.	5,600,767	618,101
Taiwan Semiconductor Manufacturing Company, Ltd.	34,779,400	457,150
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,250,991	154,328
Motorola Solutions, Inc.	2,539,662	568,808
Mastercard, Inc., Class A	1,903,604	541,271
Micron Technology, Inc.	8,885,762	445,177
Arista Networks, Inc.[1]	3,772,849	425,917
SK hynix, Inc.	6,848,000	392,925
ASML Holding NV	891,902	369,953
ASML Holding NV (New York registered) (ADR)	34,283	14,240
Visa, Inc., Class A	1,927,411	342,404
Texas Instruments, Inc.	1,999,655	309,507
Wolfspeed, Inc.[1]	2,671,307	276,106
Paychex, Inc.	2,409,916	270,417
KLA Corp.	881,544	266,782
Fidelity National Information Services, Inc.	3,452,955	260,940
STMicroelectronics NV (EUR denominated)	6,770,000	208,885
Ceridian HCM Holding, Inc.[1]	3,633,899	203,062
SAP SE	1,933,818	159,414
Intel Corp.	6,070,620	156,440
ServiceNow, Inc.[1]	402,053	151,819
Microchip Technology, Inc.	2,104,000	128,407
HubSpot, Inc.[1]	466,000	125,876
VeriSign, Inc.[1]	675,258	117,292
FleetCor Technologies, Inc.[1]	606,000	106,759
Cisco Systems, Inc.	2,630,000	105,200
Shopify, Inc., Class A, subordinate voting shares[1]	3,836,390	103,352
Block, Inc., Class A1	1,855,000	102,006
Edenred SA	2,190,964	100,704
EPAM Systems, Inc.[1]	272,134	98,564
Fiserv, Inc.[1]	1,005,000	94,038
NetApp, Inc.	1,494,303	92,423
MicroStrategy, Inc., Class A1	427,918	90,830
Concentrix Corp.	746,975	83,385
MongoDB, Inc., Class A1	419,406	83,277
Lam Research Corp.	212,822	77,893
Smartsheet, Inc., Class A1	2,238,614	76,919
NortonLifeLock, Inc.	3,746,106	75,447
Amadeus IT Group SA, Class A, non-registered shares[1]	1,401,950	64,895
Advanced Micro Devices, Inc.[1]	851,000	53,919
Adobe, Inc.[1]	161,399	44,417
CDW Corp.	275,000	42,922
Fundamental Investors — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tokyo Electron, Ltd.	171,200	$42,388
Keyence Corp.	103,100	34,229
Alteryx, Inc., Class A1	589,898	32,940
SS&C Technologies Holdings, Inc.	503,000	24,018
NVIDIA Corp.	175,000	21,243
Samsung Electronics Co., Ltd.	488,800	17,960
MKS Instruments, Inc.	200,900	16,602
		18,470,940
Health care 14.95%
UnitedHealth Group, Inc.	4,804,488	2,426,459
Centene Corp.[1]	22,857,498	1,778,542
Eli Lilly and Company	4,441,795	1,436,254
Pfizer, Inc.	23,313,847	1,020,214
Thermo Fisher Scientific, Inc.	1,949,885	988,962
AstraZeneca PLC	7,923,403	871,337
AstraZeneca PLC (ADR)	1,407,738	77,201
Regeneron Pharmaceuticals, Inc.[1]	989,711	681,782
Cigna Corp.	1,880,006	521,645
Abbott Laboratories	4,860,208	470,274
Molina Healthcare, Inc.[1]	1,401,123	462,146
Alnylam Pharmaceuticals, Inc.[1]	2,097,490	419,834
Elevance Health, Inc.	862,155	391,625
Novo Nordisk A/S, Class B	3,473,933	346,261
Seagen, Inc.[1]	1,880,883	257,361
ResMed, Inc.	1,063,977	232,266
Edwards Lifesciences Corp.[1]	2,795,128	230,961
Agilon Health, Inc.[1]	9,177,000	214,925
Merck & Co., Inc.	2,420,000	208,410
Danaher Corp.	645,406	166,702
AbbVie, Inc.	1,142,035	153,273
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	17,687,576	142,739
Vertex Pharmaceuticals, Inc.[1]	435,133	125,988
Horizon Therapeutics PLC[1]	1,931,451	119,538
Humana, Inc.	233,500	113,292
Bristol-Myers Squibb Company	1,428,179	101,529
NovoCure, Ltd.[1]	1,127,961	85,703
Zimmer Biomet Holdings, Inc.	798,555	83,489
Rede D’Or Sao Luiz SA	15,065,000	83,000
Gilead Sciences, Inc.	877,849	54,155
Carl Zeiss Meditec AG, non-registered shares	496,000	52,233
GSK PLC	3,101,469	45,238
Mettler-Toledo International, Inc.[1]	37,455	40,606
BeiGene, Ltd. (ADR)[1]	292,068	39,377
Zoetis, Inc., Class A	240,815	35,710
Karuna Therapeutics, Inc.[1]	124,200	27,936
Guardant Health, Inc.[1]	282,958	15,232
CVS Health Corp.	131,392	12,531
Tandem Diabetes Care, Inc.[1]	249,121	11,920
		14,546,650
Consumer discretionary 11.58%
Amazon.com, Inc.[1]	15,052,104	1,700,888
Dollar Tree Stores, Inc.[1]	7,612,735	1,036,093
Home Depot, Inc.	2,905,180	801,655
Fundamental Investors — Page 2 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dollar General Corp.	2,699,039	$647,391
Restaurant Brands International, Inc.	11,716,155	623,065
Coupang, Inc., Class A1	37,273,395	621,348
Booking Holdings, Inc.[1]	325,900	535,522
D.R. Horton, Inc.	6,819,000	459,260
Evolution AB	4,890,690	385,154
Target Corp.	2,247,000	333,432
McDonald’s Corp.	1,373,763	316,982
TJX Companies, Inc.	4,672,425	290,251
YUM! Brands, Inc.	2,540,331	270,139
Marriott International, Inc., Class A	1,625,544	227,804
Industria de Diseño Textil, SA	10,567,625	218,279
Galaxy Entertainment Group, Ltd.	34,454,000	201,171
LVMH Moët Hennessy-Louis Vuitton SE	327,581	192,564
NIKE, Inc., Class B	2,218,966	184,440
Toll Brothers, Inc.	4,004,854	168,204
Starbucks Corp.	1,940,000	163,464
Flutter Entertainment PLC[1]	1,442,013	157,532
Chipotle Mexican Grill, Inc.[1]	89,000	133,746
Kering SA	302,049	133,572
Darden Restaurants, Inc.	1,049,085	132,520
MercadoLibre, Inc.[1]	154,642	128,010
Adient PLC[1]	4,238,879	117,629
B&M European Value Retail SA	29,746,458	101,009
Trainline PLC[1,2]	26,738,751	93,153
Caesars Entertainment, Inc.[1]	2,719,255	87,723
Entain PLC	6,914,187	83,030
Norwegian Cruise Line Holdings, Ltd.[1,3]	6,900,000	78,384
Hilton Worldwide Holdings, Inc.	640,041	77,202
Burlington Stores, Inc.[1]	661,669	74,034
Five Below, Inc.[1]	518,411	71,370
adidas AG	560,596	65,057
Floor & Decor Holdings, Inc., Class A1	796,855	55,987
Lowe’s Companies, Inc.	266,613	50,073
Prosus NV, Class N	915,000	47,684
Domino’s Pizza, Inc.	140,000	43,428
Aptiv PLC[1]	550,293	43,038
Lear Corp.	333,172	39,877
General Motors Company	934,498	29,988
Kindred Group PLC (SDR)	3,844,570	28,689
Carvana Co., Class A1,3	508,500	10,323
Mattel, Inc.[1]	511,723	9,692
		11,269,856
Industrials 9.87%
TransDigm Group, Inc.	1,673,313	878,188
Carrier Global Corp.	19,260,591	684,907
Deere & Company	1,900,000	634,391
CSX Corp.	23,175,343	617,391
Union Pacific Corp.	2,648,432	515,968
Regal Rexnord Corp.[2]	3,654,382	512,929
Caterpillar, Inc.	3,030,771	497,289
Boeing Company[1]	3,375,700	408,730
ITT, Inc.[2]	5,564,000	363,552
Northrop Grumman Corp.	766,401	360,454
Fundamental Investors — Page 3 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Rentals, Inc.[1]	1,204,957	$325,483
Airbus SE, non-registered shares	3,404,440	294,117
Emerson Electric Co.	3,561,298	260,758
Waste Connections, Inc.	1,834,233	247,860
Raytheon Technologies Corp.	2,943,104	240,923
TFI International, Inc. (CAD denominated)	2,546,544	230,458
ABB, Ltd.	8,634,463	222,346
Norfolk Southern Corp.	1,050,260	220,187
Schneider Electric SE	1,824,400	204,681
Equifax, Inc.	1,075,225	184,326
Lockheed Martin Corp.	474,929	183,460
Rockwell Automation	793,381	170,664
Huntington Ingalls Industries, Inc.	669,100	148,206
LIXIL Corp.	8,167,300	118,347
Dun & Bradstreet Holdings, Inc.	9,417,714	116,685
Jacobs Solutions, Inc.	1,070,000	116,084
Sandvik AB	7,548,700	102,794
BWX Technologies, Inc.	1,769,181	89,114
United Parcel Service, Inc., Class B	530,598	85,713
United Airlines Holdings, Inc.[1]	2,505,378	81,500
L3Harris Technologies, Inc.	359,000	74,611
AMETEK, Inc.	601,953	68,267
Honeywell International, Inc.	394,989	65,951
General Electric Co.	1,025,000	63,458
Lifco AB, Class B	4,358,648	60,170
Canadian Pacific Railway, Ltd.	728,300	48,592
IMCD NV	400,000	47,472
DSV A/S	275,000	31,874
Checkout Payments Group, Ltd., Series D1,4,5	159,760	31,450
		9,609,350
Financials 9.58%
Aon PLC, Class A	2,233,794	598,366
Apollo Asset Management, Inc.	12,515,772	581,983
Blackstone, Inc., nonvoting shares	6,713,891	561,953
JPMorgan Chase & Co.	5,087,290	531,622
KKR & Co., Inc.	10,679,321	459,211
CME Group, Inc., Class A	2,365,777	419,050
Wells Fargo & Company	9,498,072	382,012
Marsh & McLennan Companies, Inc.	2,464,775	367,966
Chubb, Ltd.	1,880,779	342,076
Bank of America Corp.	10,486,518	316,693
Arthur J. Gallagher & Co.	1,811,716	310,202
First Republic Bank	2,296,645	299,827
HDFC Bank, Ltd.	16,789,000	290,918
Capital One Financial Corp.	3,076,185	283,532
S&P Global, Inc.	882,768	269,553
Discover Financial Services	2,648,860	240,834
Citizens Financial Group, Inc.	6,535,515	224,560
Arch Capital Group, Ltd.[1]	4,874,000	221,962
OneMain Holdings, Inc.[2]	7,142,177	210,837
Blue Owl Capital, Inc., Class A	21,881,000	201,962
Synchrony Financial	6,679,847	188,305
BlackRock, Inc.	338,808	186,439
Kotak Mahindra Bank, Ltd.	8,124,000	179,816
Fundamental Investors — Page 4 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intercontinental Exchange, Inc.	1,953,855	$176,531
Citigroup, Inc.	4,060,000	169,180
Progressive Corp.	1,311,114	152,365
W. R. Berkley Corp.	2,200,000	142,076
Brookfield Asset Management, Inc., Class A	3,358,176	137,316
Signature Bank	857,967	129,553
MSCI, Inc.	268,400	113,208
Ares Management Corp., Class A	1,715,153	106,254
London Stock Exchange Group PLC	1,110,776	93,665
Moody’s Corp.	353,305	85,892
Fifth Third Bancorp	2,213,400	70,740
AIA Group, Ltd.	7,048,400	58,520
Charles Schwab Corp.	780,000	56,059
Toronto-Dominion Bank (CAD denominated)	816,511	50,078
Canadian Imperial Bank of Commerce (CAD denominated)[3]	1,022,000	44,732
AXA SA	1,407,165	30,810
Focus Financial Partners, Inc., Class A1	700,000	22,057
Morgan Stanley	98,500	7,782
SVB Financial Group[1]	17,500	5,876
Bank of Nova Scotia (CAD denominated)	24,900	1,184
		9,323,557
Consumer staples 8.06%
Philip Morris International, Inc.	23,082,433	1,916,073
British American Tobacco PLC	38,586,299	1,379,823
British American Tobacco PLC (ADR)	1,562,453	55,467
Altria Group, Inc.	25,024,938	1,010,507
Keurig Dr Pepper, Inc.	17,228,635	617,130
Nestlé SA	4,738,967	513,134
Mondelez International, Inc.	6,604,100	362,103
Archer Daniels Midland Company	3,853,839	310,041
Bunge, Ltd.	3,299,431	272,434
Procter & Gamble Company	2,090,509	263,927
Monster Beverage Corp.[1]	2,972,727	258,508
Constellation Brands, Inc., Class A	1,024,106	235,217
Anheuser-Busch InBev SA/NV	2,909,572	131,623
Walmart, Inc.	970,000	125,809
Imperial Brands PLC	5,221,282	107,745
Reckitt Benckiser Group PLC (ADR)	6,017,162	79,968
General Mills, Inc.	923,309	70,735
Kraft Heinz Company	1,810,177	60,369
Shop Apotheke Europe NV, non-registered shares[1,2,3]	974,260	39,554
Conagra Brands, Inc.	1,000,000	32,630
		7,842,797
Communication services 6.60%
Alphabet, Inc., Class C1	17,975,171	1,728,312
Alphabet, Inc., Class A1	4,633,443	443,189
Meta Platforms, Inc., Class A1	7,972,273	1,081,678
Comcast Corp., Class A	34,107,249	1,000,366
Netflix, Inc.[1]	4,086,275	962,073
Charter Communications, Inc., Class A1	1,342,725	407,316
Walt Disney Company[1]	2,596,569	244,934
ZoomInfo Technologies, Inc.[1]	4,322,000	180,054
Take-Two Interactive Software, Inc.[1]	689,920	75,201
Fundamental Investors — Page 5 of 11

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Activision Blizzard, Inc.	868,540	$64,567
Publicis Groupe SA	1,333,171	63,083
Sea, Ltd., Class A (ADR)[1]	918,909	51,505
Electronic Arts, Inc.	330,576	38,251
New York Times Co., Class A	1,308,000	37,605
JOYY, Inc., Class A (ADR)	1,359,636	35,350
Vodafone Group PLC (ADR)	892,900	10,117
BT Group PLC	3,839,255	5,191
		6,428,792
Energy 5.71%
Canadian Natural Resources, Ltd. (CAD denominated)	21,421,085	997,123
ConocoPhillips	8,598,807	880,002
TC Energy Corp. (CAD denominated)	12,388,000	498,982
Pioneer Natural Resources Company	2,162,100	468,159
EOG Resources, Inc.	3,735,152	417,328
Exxon Mobil Corp.	4,529,762	395,493
Chesapeake Energy Corp.	3,500,000	329,735
Baker Hughes Co., Class A	13,360,000	280,026
Coterra Energy, Inc.	9,540,000	249,185
HF Sinclair Corp.	4,252,000	228,928
EQT Corp.	4,473,028	182,276
Chevron Corp.	1,061,177	152,459
Cenovus Energy, Inc. (CAD denominated)	8,430,000	129,500
Valero Energy Corp.	1,009,000	107,812
Equitrans Midstream Corp.	12,205,288	91,296
Tourmaline Oil Corp.	1,322,300	68,721
Antero Resources Corp.[1]	2,165,000	66,097
TotalEnergies SE	263,900	12,422
		5,555,544
Materials 4.49%
Vale SA, ordinary nominative shares	21,080,000	281,517
Vale SA (ADR), ordinary nominative shares	16,864,506	224,635
Mosaic Co.	10,297,000	497,654
Corteva, Inc.	8,038,000	459,372
Grupo México, SAB de CV, Series B	110,430,100	373,520
Linde PLC	1,256,785	338,817
Wheaton Precious Metals Corp.	10,391,000	336,253
First Quantum Minerals, Ltd.	16,403,000	278,460
Crown Holdings, Inc.	3,050,000	247,141
Dow, Inc.	4,480,000	196,806
Albemarle Corp.	586,094	154,987
Freeport-McMoRan, Inc.	5,300,000	144,849
Royal Gold, Inc.	1,417,000	132,943
Rio Tinto PLC	2,394,543	129,697
Nutrien, Ltd. (CAD denominated)	1,354,298	112,944
Barrick Gold Corp.	7,239,000	112,204
Franco-Nevada Corp.	807,000	96,395
Sherwin-Williams Company	355,841	72,858
CCL Industries, Inc., Class B, nonvoting shares	1,157,433	56,106
Lundin Mining Corp.	8,815,000	44,542
LyondellBasell Industries NV	500,000	37,640
Fundamental Investors — Page 6 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Steel Dynamics, Inc.	434,000	$30,792
Newmont Corp.	158,500	6,662
		4,366,794
Utilities 2.46%
AES Corp.[2]	34,632,216	782,688
CenterPoint Energy, Inc.	13,023,942	367,015
Edison International	5,891,997	333,369
Evergy, Inc.	3,881,771	230,577
Constellation Energy Corp.	2,459,884	204,638
National Grid PLC	17,574,000	181,361
CMS Energy Corp.	2,094,607	121,990
PG&E Corp.[1]	9,376,111	117,201
Brookfield Infrastructure Partners, LP	1,500,000	53,806
		2,392,645
Real estate 1.33%
Crown Castle, Inc. REIT	3,673,768	531,043
VICI Properties, Inc. REIT	14,542,214	434,085
Gaming and Leisure Properties, Inc. REIT	4,745,021	209,920
Equinix, Inc. REIT	206,924	117,707
		1,292,755
Total common stocks (cost: $67,270,354,000)		91,099,680
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	179,683	80
Total rights & warrants (cost: $0)		80
Convertible stocks 0.06% Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2024[2]	640,442	56,596
Total convertible stocks (cost: $64,044,000)		56,596
Short-term securities 6.13% Money market investments 6.05%
Capital Group Central Cash Fund 2.81%[2,6]	58,837,705	5,883,182
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 2.81%[2,6,7]	427,003	42,696
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[6,7]	6,843,524	6,844
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[6,7]	6,831,223	6,831
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[6,7]	6,831,223	6,831
Fundamental Investors — Page 7 of 11

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[6,7]	6,831,224	$6,831
State Street Institutional U.S. Government Money Market Fund, Institutional Class 2.91%[6,7]	6,831,224	6,831
		76,864
Total short-term securities (cost: $5,959,500,000)		5,960,046
Total investment securities 99.80% (cost: $73,293,898,000)		97,116,402
Other assets less liabilities 0.20%		197,780
Net assets 100.00%		$97,314,182
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Common stocks 2.06%
Health care 0.00%
Applied Molecular Transport, Inc.[8]	$32,344	$—	$4,207	$(68,313)	$40,176	$—	$—
Kronos Bio, Inc.[8]	42,573	—	13,734	(74,392)	45,553	—	—
						—
Consumer discretionary 0.10%
Trainline PLC[1]	85,182	15,775	—	—	(7,804)	93,153	—
Industrials 0.90%
Regal Rexnord Corp.	474,020	126,464	—	—	(87,555)	512,929	3,624
ITT, Inc.	524,713	42,172	—	—	(203,333)	363,552	4,407
						876,481
Financials 0.22%
OneMain Holdings, Inc.	115,382	236,738	—	—	(141,283)	210,837	17,066
Consumer staples 0.04%
Shop Apotheke Europe NV, non-registered shares[1,3]	151,680	—	8,095	(49,974)	(54,057)	39,554	—
Utilities 0.80%
AES Corp.	548,172	270,560	—	—	(36,044)	782,688	13,572
Total common stocks						2,002,713
Convertible stocks 0.06%
Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2024	61,482	—	—	—	(4,886)	56,596	3,302
Short-term securities 6.09%
Money market investments 6.05%
Capital Group Central Cash Fund 2.81%[6]	2,325,312	10,674,641	7,116,233	(867)	329	5,883,182	34,983
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 2.81%[6,7]	17,038	25,658[9]				42,696	—[10]
Total short-term securities						5,925,878
Total 8.21%				$(193,546)	$(448,904)	$7,985,187	$76,954
Fundamental Investors — Page 8 of 11

unaudited
Restricted security5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D1,4	1/11/2022	$49,613	$31,450.03%
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $82,346,000, which represented .08% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933.
The total value of all such restricted securities was $31,450,000, which represented .03% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2022.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Fundamental Investors — Page 9 of 11

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
Fundamental Investors — Page 10 of 11

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,622,437	$1,848,503	$—	$18,470,940
Health care	13,231,581	1,315,069	—	14,546,650
Consumer discretionary	9,562,962	1,706,894	—	11,269,856
Industrials	8,496,099	1,081,801	31,450	9,609,350
Financials	8,669,828	653,729	—	9,323,557
Consumer staples	5,670,918	2,171,879	—	7,842,797
Communication services	6,360,518	68,274	—	6,428,792
Energy	5,543,122	12,422	—	5,555,544
Materials	4,237,097	129,697	—	4,366,794
Utilities	2,211,284	181,361	—	2,392,645
Real estate	1,292,755	—	—	1,292,755
Rights & warrants	80	—	—	80
Convertible stocks	56,596	—	—	56,596
Short-term securities	5,960,046	—	—	5,960,046
Total	$87,915,323	$9,169,629	$31,450	$97,116,402
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-010-1122O-S89800	Fundamental Investors — Page 11 of 11